Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Mar. 07, 2013
Related Party Transaction [Line Items]
2007 Credit Facility, outstanding debt balance	$ 1,174,098	$ 1,174,098
Beneficial Owner Registration Rights	Pursuant to the Investor Rights Agreement, the Company has granted FIF III, for so long as it or its permitted transferees beneficially own an amount of the Company?s common stock at least equal to 5% or more of the Company?s common stock issued and outstanding immediately after the consummation of its IPO (a ?Registrable Amount?), ?demand? registration rights that allow FIF III at any time to request that the Company register under the Securities Act of 1933, as amended, an amount equal to or greater than a Registrable Amount (as defined in the Investor Rights Agreement). FIF III is entitled to an aggregate of four demand registrations. The Company is not required to maintain the effectiveness of the registration statement for more than 60 days. The Company is also not required to effect any demand registration within nine months of a ?firm commitment? underwritten offering to which the requestor held ?piggyback? rights and which included at least half of the securities requested by the requestor to be included. The Company is not obligated to grant a request for a demand registration within four months of any other demand registration and may refuse a request for demand registration if, in the Company?s reasonable judgment, it is not feasible for the Company to proceed with the registration because of the unavailability of audited financial statements.
Beneficial Owner Shelf Registration Rights	The Company has additionally granted FIF III and its permitted transferees for as long as Fortress beneficially owns a Registrable Amount, the right to request shelf registrations on Form S-3, providing for an offering to be made on a continuous basis, subject to a time limit on the Company?s efforts to keep the shelf registration statement continuously effective and the Company?s right to suspend the use of a shelf registration prospectus for a reasonable period of time (not exceeding 60 days in succession or 90 days in the aggregate in any 12-month period) if the Company determines that certain disclosures required by the shelf registration statement would be detrimental to the Company or the Company?s stockholders.
Fortress and its affiliates [Member]
Related Party Transaction [Line Items]
Percentage of Gatehouse outstanding common stock owned by Fortress and its affiliates	39.60%
Affiliates of Fortress [Member]
Related Party Transaction [Line Items]
2007 Credit Facility, outstanding debt balance		410,862
Purchased debt not yet settled		$ 49,085
Four Board of Directors nominated by FIG advisors LLC or such other party nominated by Fortress [Member]
Related Party Transaction [Line Items]
Fortress high range ownership percentage of Gatehouse voting power	100.00%
Fortress low range ownership percentage of Gatehouse voting power	50.00%
Three Board of Directors nominated by FIG advisors LLC or such other party nominated by Fortress [Member]
Related Party Transaction [Line Items]
Fortress high range ownership percentage of Gatehouse voting power	50.00%
Fortress low range ownership percentage of Gatehouse voting power	25.00%
Two Board of Directors nominated by FIG advisors LLC or such other party nominated by Fortress [Member]
Related Party Transaction [Line Items]
Fortress high range ownership percentage of Gatehouse voting power	25.00%
Fortress low range ownership percentage of Gatehouse voting power	10.00%
One Board of Directors nominated by FIG advisors LLC or such other party nominated by Fortress [Member]
Related Party Transaction [Line Items]
Fortress high range ownership percentage of Gatehouse voting power	10.00%
Fortress low range ownership percentage of Gatehouse voting power	5.00%